Stock-Based Compensation - Schedule of Share Option Plan (Details) - Stock Options [Member] - $ / shares	9 Months Ended
Sep. 30, 2026
Stock-Based Compensation [Line Items]
Number of Options outstanding at the beginning of the period	15,857,856
Weighted-Average Exercise price, Options outstanding at the beginning of the period	$ 1.81
Number of Options, Granted during the period	722,628
Weighted- Average Exercise price, Granted during the period	$ 1.81
Number of Options, Exercised during the period	(2,682,406)
Weighted- Average Exercise price, Exercised during the period	$ 0.82
Number of Options, Forfeited during the period	(747,793)
Weighted- Average Exercise price, Forfeited during the period	$ 2.46
Number of Options outstanding at the end of the period	13,150,285
Weighted-Average Exercise price, Options outstanding at the end of the period	$ 1.98
Number of Options, Options exercisable at period-end	6,707,496
Weighted- Average Exercise price, Options exercisable at period-end	$ 1.23